Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
The Chesapeake Growth Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.97%	7.20%	9.25%
The Chesapeake Growth Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.59%	6.86%	9.08%
The Chesapeake Growth Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.78%	5.66%	7.62%